Fees Summary	Feb. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,249,407,000
Previously Paid Amount	0
Total Fee Amount	191,284.21
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $1,249,407,000.00. The prospectus is a final prospectus for the related offering.
Net Fee	$ 191,284.21
Narrative - Max Aggregate Offering Price	$ 1,249,407,000
Final Prospectus	true